Quarterly Report
January 31, 2024
MFS®  Total Return
Bond Fund
RBF-Q3

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$25,087,561
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,099,653
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,680,637
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,593,052
TransDigm, Inc., 4.625%, 1/15/2029	24,233,000	22,659,551
		$76,120,454
Asset-Backed & Securitized – 17.1%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,454,359
ACREC 2021-FL1 Ltd., “D”, FLR, 8.099% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,427,005
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.096% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,165,893
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	14,107,464	14,158,787
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,726,875
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.397% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,348,109
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.047% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	4,735,000	4,664,737
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.297% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,451,502
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.648% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	3,887,398
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,454,745
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.346% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	37,658,746
AREIT 2019-CRE3 Trust, “B”, FLR, 7.002% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	7,734,500	7,469,833
AREIT 2019-CRE3 Trust, “C”, FLR, 7.352% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,220,763
AREIT 2019-CRE3 Trust, “D”, FLR, 8.102% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	6,243,500	5,695,383
AREIT 2022-CRE6 Trust, “B”, FLR, 7.195% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,777,984
AREIT 2022-CRE6 Trust, “C”, FLR, 7.495% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	9,671,232
AREIT 2022-CRE6 Trust, “D”, FLR, 8.195% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,065,129
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,276,315	4,321,556
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)	1,549,335	155
Bayview Commercial Asset Trust, FLR, 5.915% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	86,094	79,326
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.051% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	400,187	595,091
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,258,518
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055	10,215,909	11,007,098
BDS 2021-FL7 Ltd., “B”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,053,637
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,942,641
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	16,646,877
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,543,182
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,087,109
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.747% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,561,237
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.198% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	3,921,094
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,757,691	1,703,849
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,409,929	1,308,867
BXMT 2020-FL2 Ltd., “B”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,303,962
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	16,260,509
BXMT 2021-FL4 Ltd., “B”, FLR, 6.996% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	35,133,657
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	18,436,188
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,083,750	7,788,999
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.197%, 1/25/2037 (d)(q)	1,097,864	331,904
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.35%, 3/25/2037 (d)(q)	1,136,444	409,935
CHCP 2021-FL1 Ltd., “B”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	6,412,000	6,321,388
CHCP 2021-FL1 Ltd., “C”, FLR, 7.552% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	5,168,000	5,053,921
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	5,208,828	5,223,410
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,387,091
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,932,414
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,619,999
CLNC 2019-FL1 Ltd., “B”, FLR, 7.349% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	6,270,000	6,107,870
CLNC 2019-FL1 Ltd., “C”, FLR, 7.849% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	10,190,000	9,937,611
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.278%, 11/07/2030 (n)	28,014,809	27,872,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Columbia Cent CLO 28 Ltd., “B-R”, 7.728%, 11/07/2030 (n)	$17,835,205	$17,445,363
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,523,676
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,654,985
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	23,374,904
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,633,187
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,323,567
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,697,103
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,679,992
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,193,115
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	12,403,000	12,452,833
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,075,774
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,577,191
Cutwater 2015-1A Ltd., “BR”, FLR, 7.375% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	27,695,000	27,674,395
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	4,204,411	4,211,050
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 7.026% ((SOFR - 3mo. + 0.26161%) + 1.45%), 4/15/2029 (n)	14,975,000	14,967,258
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.61% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,456,539
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	7,894,668	7,880,517
Empire District Bondco LLC, 4.943%, 1/01/2033	8,221,000	8,236,510
Enterprise Fleet Financing LLC, 2023-3, “A2”, 6.4%, 3/20/2030 (n)	10,878,000	11,118,527
GLGU 2023-1A Ltd., “B”, FLR, 8.318% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,359,461
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	8,116,000	8,206,322
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	77,618	77,299
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,115,471
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.26% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,543,906
IMPAC CMB Trust, FLR, 6.19% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	12,801	12,477
IMPAC CMB Trust, FLR, 6.37% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	6,400	6,274
IMPAC Secured Assets Corp., FLR, 6.15% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	31,149	27,655
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,735,360
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,108,949
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,719,912
JPMorgan Chase Commercial Mortgage Securities Corp., 5.708%, 7/15/2042 (n)	26,066	22,689
KKR Static CLO I Ltd. 2022-1A, “BR”, FLR, 7.318% (SOFR - 3mo. + 2%), 7/20/2031 (n)	24,361,375	24,360,644
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	5,624,393	5,637,528
LCCM 2021-FL2 Trust, “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	7,650,739
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.198% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	22,911,085
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,143,658
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.347% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	40,919,332
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.581% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,169,317
Magnetite XXXIX Ltd. 2023-39A, “B”, FLR, 7.535% (SOFR - 3mo. + 2.15%), 10/25/2033 (n)	6,000,000	6,001,938
Merrill Lynch Mortgage Investors, Inc., 3.999%, 2/25/2037 (a)(d)	1,767,667	221,736
MF1 2020-FL4 Ltd., “AS”, FLR, 7.546% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	10,615,000	10,572,447
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,250,082
MF1 2022-FL8 Ltd., “C”, FLR, 7.536% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,206,931
MF1 2022-FL8 Ltd., “D”, FLR, 7.987% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,785,039
MF1 2023-FL12 LLC, FLR, “A”, 7.401% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	32,799,000	32,854,811
MF1 2024-FL14 LLC, “AS”, FLR, 7.658% (SOFR - 1mo. + 2.24%), 3/18/2039 (n)	18,526,119	18,479,804
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.231% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	31,520,702	31,422,641
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,868,439
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,524,105
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.426% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,630,631
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.629%, 4/20/2034 (n)	9,973,559	9,975,065
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.976% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	19,980,580
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,780,750	16,600,105
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	22,979,914	22,719,115
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	15,163,218
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.714% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	3,000,000	3,010,335
Ownit Mortgage Loan Asset-Backed Certificates, 3.161%, 10/25/2035	456,895	257,083
PFP III 2021-7 Ltd., “C”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	1,030,431	1,004,857
Preferred Term Securities XIX Ltd., CDO, FLR, 5.996% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	2,151,908	1,958,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.669% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	$9,873,044	$9,871,494
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.65% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	5,795,000	5,539,591
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.4% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	6,825,000	6,355,495
Residential Funding Mortgage Securities, Inc., FGIC, 3.889%, 12/25/2035 (d)(q)	137,728	4,584
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.549% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	10,153,071
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.296% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,907,497
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.546% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,989,358
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.218% (SOFR - 3mo. + 1.9%), 10/19/2031 (n)	4,541,040	4,540,908
Thornburg Mortgage Securities Trust, FLR, 6.13% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	115	114
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	30,543,638
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,332,625
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	10,257,100	10,249,612
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.026% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,149,359
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.526% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,422,820
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.876% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,945,014
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,006,369
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,311,750
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,947,382
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,378,490
		$1,304,491,087
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,332,456
Broadcasting – 0.8%
Discovery Communications LLC, 4.65%, 5/15/2050	$11,068,000	$8,900,707
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	24,492,000	21,709,915
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	18,217,671
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	8,483,000	7,299,521
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	7,876,665
		$64,004,479
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,308,415
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	24,905,743
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,367,845
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	19,995,446
		$63,577,449
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$23,285,871
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	13,158,928
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,881,983
		$45,326,782
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,362,436
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	18,077,283
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,249,589
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,400,169
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	20,716,581
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,868,206
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	24,343,866
		$104,018,130
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$25,556,703
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,481,080
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	29,514,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	$17,470,000	$12,622,075
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	11,925,701
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,837,500
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	13,685,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,512,556
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,376,368
		$120,511,899
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$8,956,000	$7,958,653
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$25,300,976
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$23,923,505
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	$6,853,000	$6,953,381
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	20,904,000	21,487,007
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	16,170,000	16,804,315
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,132,336
		$66,377,039
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,194,179
Consumer Services – 0.5%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$20,902,000	$17,871,210
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,542,140
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,598,425
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,137,132
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,829,791	5,122,988
		$41,271,895
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$18,538,315
Electronics – 0.3%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$12,875,000	$10,583,489
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,603,288
		$22,186,777
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$10,583,000	$10,116,388
EQT Corp., 5%, 1/15/2029	5,901,000	5,826,184
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,133,497
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,842,000	15,801,472
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	11,190,188
		$49,067,729
Energy - Integrated – 0.2%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,255,903
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$12,878,702
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,231,808
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	10,342,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	$12,112,000	$11,260,419
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,206,134
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,591,880
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,525,952
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,808,728
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,582,455	14,053,841
		$85,900,339
Food & Beverages – 0.4%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$20,690,000	$20,213,542
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,543,959
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	5,755,000	5,292,578
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	1,015,000	911,720
		$32,961,799
Gaming & Lodging – 0.3%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,584,918
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,972,124
		$26,557,042
Insurance – 0.5%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$14,401,229
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,302,735
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,580,017
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,660,418
		$34,944,399
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$20,560,763
Insurance - Property & Casualty – 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,906,970
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	13,854	18,079
Aon Corp., 3.75%, 5/02/2029	23,260,000	22,309,329
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,435,257
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,946,944
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,259,540
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,373,827
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,543,688
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,388,708
		$98,182,342
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$3,047,000	$2,795,922
Electricite de France S.A., 6.9%, 5/23/2053 (n)	8,776,000	9,834,524
		$12,630,446
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$16,252,305
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	5,473,000	5,503,761
		$21,756,066
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,678,667
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,587,625
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	34,488,191
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	38,249,557
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,357,870
Bank of America Corp., 6.1% to 3/17/2025, FLR ((SOFR - 3mo. + 0.26161%) + 3.898%) to 9/17/2171	15,392,000	15,382,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	$4,140,000	$4,147,680
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,757,514
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,673,862
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	14,007,130
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	10,987,502
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	11,000,000	11,429,345
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 1/31/2035	4,593,000	4,667,434
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	21,212,459
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,641,448
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,044,966
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,532,301
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	20,738,094
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,236,693
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,485,364
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,179,613
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	8,998,930
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,605,348
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,369,721
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,839,496
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	26,336,395
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,325,441
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,922,482
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,183,038
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,061,138
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,987,868
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,697,591
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	32,072,560
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,995,539
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	23,794,737
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,484,092
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,181,533
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	39,556,606
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,594,678
		$596,492,996
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,569,948
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,193,030
Alcon Finance Corp., 3%, 9/23/2029 (n)	11,067,000	10,093,143
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	4,431,000	3,876,868
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,183,672
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,589,913
HCA, Inc., 4.375%, 3/15/2042	14,385,000	12,298,421
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,192,992
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,531,891
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,680,543
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	22,244,232
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,027,748
Tower Health, 4.451%, 2/01/2050	22,087,000	10,188,910
		$130,671,311
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,555,942
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	15,145,478
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,651,669
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,460,213
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,908,000	16,117,080
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,949,473

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.875%, 8/15/2031 (n)	$11,091,000	$9,619,631
		$93,499,486
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,618,886
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,794,789
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,838,085
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,493,496
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,864,412
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	18,046,957
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,404,419
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,331,243
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,179,906
MPLX LP, 4.95%, 3/14/2052	27,389,000	24,335,548
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	30,540,455
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,145,100
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,334,768
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,752,279
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	19,033,901
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,893,678
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	19,620,000	19,635,578
		$197,243,500
Mortgage-Backed – 21.6%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$4,219,724	$4,254,001
Fannie Mae, 5.25%, 8/01/2024	760,648	756,062
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	19,916,869	19,768,325
Fannie Mae, 2.552%, 12/25/2026	7,850,531	7,467,313
Fannie Mae, 3.95%, 1/01/2027	570,119	561,989
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	27,883,231	26,078,159
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	25,829,110	23,319,886
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,484,856	2,153,764
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	40,968	42,463
Fannie Mae, 3%, 2/25/2033 (i)	1,052,261	86,393
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	3,908,162	4,019,175
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,690,736	1,755,630
Fannie Mae, 3.25%, 5/25/2040	297,057	275,177
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	34,258,043	32,950,062
Fannie Mae, 2%, 4/25/2046	643,858	584,268
Fannie Mae, 4%, 7/25/2046 (i)	1,197,291	223,057
Fannie Mae, UMBS, 2%, 7/01/2036 - 10/01/2052	198,859,357	167,671,197
Fannie Mae, UMBS, 3%, 8/01/2036 - 9/01/2052	74,284,718	65,981,991
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 7/01/2053	246,519,955	209,122,266
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	986,506	806,002
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	32,865,532	33,032,171
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2053	7,304,476	6,716,339
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	37,844,992	37,361,945
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 3/01/2053	9,635,467	9,336,132
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	10,498,636	10,733,440
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 1/01/2054	17,336,738	17,746,220
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,878,735
Freddie Mac, 2.811%, 1/25/2025	6,267,318	6,134,837
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,859,950	3,727,533
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,812,096	4,791,862
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,807,528
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,507,082
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	24,567,430	22,145,235
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,925,739
Freddie Mac, 1.219%, 7/25/2029 (i)	12,630,842	614,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.266%, 8/25/2029 (i)	$22,207,898	$1,140,020
Freddie Mac, 1.985%, 4/25/2030 (i)	6,415,004	620,588
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	874,613	899,946
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	501,973	520,743
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,943,983	1,963,227
Freddie Mac, 5.5%, 2/15/2036 (i)	218,086	38,801
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	18,517,068	17,237,661
Freddie Mac, 4.5%, 12/15/2040 (i)	122,950	9,796
Freddie Mac, 4%, 8/15/2044 (i)	223,633	23,056
Freddie Mac, 3.25%, 11/25/2061	3,328,186	2,903,163
Freddie Mac, UMBS, 3%, 11/01/2034 - 2/01/2053	50,436,174	44,566,609
Freddie Mac, UMBS, 2%, 9/01/2036 - 10/01/2052	203,147,252	165,085,950
Freddie Mac, UMBS, 2.5%, 8/01/2037 - 10/01/2053	70,945,456	59,865,429
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2053	5,142,804	5,077,468
Freddie Mac, UMBS, 6.5%, 5/01/2043 - 1/01/2054	1,234,856	1,265,758
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2053	6,682,041	6,164,417
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 10/01/2052	8,146,446	7,877,466
Freddie Mac, UMBS, 4%, 10/01/2052	11,651,092	10,967,617
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2053	37,662,126	37,813,129
Ginnie Mae, 5.5%, 11/15/2032 - 8/20/2053	22,259,599	22,427,823
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	67,683,957	66,093,949
Ginnie Mae, 6%, 2/15/2034 - 8/20/2053	529,667	550,413
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	41,109,423	39,090,064
Ginnie Mae, 3.5%, 11/15/2040 - 11/20/2052	53,799,894	49,787,393
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	66,323,747	59,471,094
Ginnie Mae, 2.5%, 7/20/2051 - 6/20/2052	54,223,914	46,884,628
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	44,603,702	37,150,028
Ginnie Mae, 5%, 11/20/2052 - 8/20/2053	62,746,024	62,319,286
Ginnie Mae, TBA, 7%, 2/15/2054	1,550,000	1,592,720
Ginnie Mae, TBA, 6%, 2/20/2054	9,900,000	10,050,997
Ginnie Mae, TBA, 6.5%, 2/20/2054 - 3/20/2054	8,475,000	8,658,058
UMBS, TBA, 2%, 2/25/2039 - 3/25/2039	33,550,000	30,140,014
UMBS, TBA, 2.5%, 2/25/2039 - 3/25/2054	30,875,000	27,659,243
UMBS, TBA, 5%, 3/18/2039	9,550,000	9,578,726
UMBS, TBA, 6.5%, 2/13/2054	4,350,000	4,452,943
UMBS, TBA, 3%, 2/25/2054	4,300,000	3,763,172
UMBS, TBA, 3.5%, 2/25/2054 - 3/25/2054	57,500,000	52,343,016
UMBS, TBA, 4.5%, 2/25/2054	8,025,000	7,758,542
UMBS, TBA, 5.5%, 2/25/2054	700,000	701,993
		$1,655,851,195
Municipals – 0.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,130,000	$1,115,248
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	21,823,753
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,662,352
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	8,763,071
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,788,261
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	17,961,419
		$60,114,104
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,056,752
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,016,450
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,219,296
		$45,292,498
Oils – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,355,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.5%
BPCE S.A., 4.5%, 3/15/2025 (n)	$7,743,000	$7,620,933
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	35,785,798
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	13,965,428
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	54,048,172
		$111,420,331
Pharmaceuticals – 0.2%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$16,685,000	$15,265,934
Real Estate - Office – 0.6%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$23,767,350
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	20,673,714
		$44,441,064
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$25,284,000	$22,533,735
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$14,703,576
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$24,121,015
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	23,329,350
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,587,663
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	24,625,747
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,114,402
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	6,166,351
		$95,944,528
Tobacco – 1.1%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,451,984
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	25,370,139
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	23,411,705
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,120,997
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,478,288
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,765,985
		$83,599,098
Transportation - Services – 0.3%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,585,285
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	9,094,000	10,624,592
		$24,209,877
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.34%, 3/01/2024	$6,456	$6,451
Small Business Administration, 5.18%, 5/01/2024	5,393	5,373
Small Business Administration, 5.52%, 6/01/2024	4,820	4,810
Small Business Administration, 5.19%, 7/01/2024	6,091	6,051
Small Business Administration, 4.86%, 10/01/2024	9,049	8,985
Small Business Administration, 4.57%, 6/01/2025	36,084	35,821
Small Business Administration, 4.76%, 9/01/2025	153,649	151,152
Small Business Administration, 5.39%, 12/01/2025	9,696	9,632
Small Business Administration, 5.35%, 2/01/2026	59,380	58,704
Small Business Administration, 3.25%, 11/01/2030	553,252	529,763
Small Business Administration, 2.85%, 9/01/2031	876,767	826,419
Small Business Administration, 2.37%, 8/01/2032	580,753	533,206
Small Business Administration, 2.13%, 1/01/2033	1,092,011	996,611
Small Business Administration, 2.21%, 2/01/2033	273,650	252,570
Small Business Administration, 2.22%, 3/01/2033	948,718	871,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.08%, 4/01/2033	$1,839,441	$1,678,233
Small Business Administration, 2.45%, 6/01/2033	2,055,975	1,889,378
Small Business Administration, 3.15%, 7/01/2033	2,351,805	2,220,688
Small Business Administration, 3.16%, 8/01/2033	2,515,830	2,386,636
Small Business Administration, 3.62%, 9/01/2033	1,360,919	1,310,584
		$13,782,604
U.S. Treasury Obligations – 24.1%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$17,155,277
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	48,408,141
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	46,329,785
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	46,689,547
U.S. Treasury Bonds, 4%, 11/15/2042	26,100,000	25,054,981
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	47,604,778
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	102,531,687
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	21,852,508
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	21,716,247
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	15,856,258
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	24,085,312
U.S. Treasury Bonds, 1.625%, 11/15/2050	92,800,000	53,436,125
U.S. Treasury Bonds, 2.25%, 2/15/2052	117,950,000	79,169,330
U.S. Treasury Notes, 3.875%, 3/31/2025	75,000,000	74,375,977
U.S. Treasury Notes, 4.625%, 6/30/2025	250,000,000	250,585,937
U.S. Treasury Notes, 4.75%, 7/31/2025 (f)	428,000,000	430,006,250
U.S. Treasury Notes, 5%, 8/31/2025	230,700,000	232,835,777
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	111,262,500
U.S. Treasury Notes, 4.125%, 7/31/2028	50,200,000	50,676,508
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	94,761,941
U.S. Treasury Notes, 3.875%, 8/15/2033	48,000,000	47,715,000
		$1,842,109,866
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,476,785
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	14,007,888
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,545,552
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,907,045
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,503,800
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,248,512
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	25,304,215
		$114,993,797
Total Bonds		$7,572,476,149
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.4% (v)	211,884,436	$211,905,624

Other Assets, Less Liabilities – (1.8)%		(137,590,294)
Net Assets – 100.0%		$7,646,791,479
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $211,905,624 and $7,572,476,149, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,762,193,918, representing 23.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.65% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	$5,795,000	$5,539,591
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.4% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	6,825,000	6,355,495
Total Restricted Securities			$11,895,086
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 1/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	946	$194,550,813	March – 2024	$1,754,614
U.S. Treasury Note 5 yr	Long	USD	3,036	329,073,937	March – 2024	6,424,604
U.S. Treasury Ultra Bond 30 yr	Long	USD	2,611	337,390,156	March – 2024	21,367,842
U.S. Treasury Ultra Note 10 yr	Long	USD	392	45,815,000	March – 2024	1,577,820
						$31,124,880
At January 31, 2024, the fund had liquid securities with an aggregate value of $25,668,702 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,855,892,470	$—	$1,855,892,470
Non - U.S. Sovereign Debt	—	12,630,446	—	12,630,446
Municipal Bonds	—	60,114,104	—	60,114,104
U.S. Corporate Bonds	—	1,911,070,895	—	1,911,070,895
Residential Mortgage-Backed Securities	—	1,667,403,348	—	1,667,403,348
Commercial Mortgage-Backed Securities	—	547,395,077	—	547,395,077
Asset-Backed Securities (including CDOs)	—	745,543,857	—	745,543,857
Foreign Bonds	—	772,425,952	—	772,425,952
Mutual Funds	211,905,624	—	—	211,905,624
Total	$211,905,624	$7,572,476,149	$—	$7,784,381,773
Other Financial Instruments
Futures Contracts – Assets	$31,124,880	$—	$—	$31,124,880

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$205,498,014	$1,387,225,526	$1,380,798,923	$8,196	$(27,189)	$211,905,624
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,049,665	$—